Fair Value Measurements and Financial Instruments - Reconciliation of Level 3 Fair Value Measurements of Financial Instruments (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Warrant Liability | Liberty Warrants and Liberty Advisory Fee Warrant
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 6,191	$ 0
Issues		30,853
Remeasurement (gain)/loss	(3,852)	(15,476)
Write-off of deferred costs		0
Settlements		0
Ending balance	2,339	15,377
Warrant Liability | PIPE Warrant liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	311	0
Issues		1,312
Remeasurement (gain)/loss	(202)	(360)
Write-off of deferred costs		0
Settlements		0
Ending balance	109	952
Warrant Liability | Columbia Warrant
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	0	143,237
Issues		0
Remeasurement (gain)/loss	0	(18,635)
Write-off of deferred costs		203
Settlements		(124,805)
Ending balance	0	0
Sponsor Earnout
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	1,353	0
Issues		8,022
Remeasurement (gain)/loss	(849)	(4,911)
Write-off of deferred costs		0
Settlements		0
Ending balance	504	3,111
Forfeiture Earnout
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	0	0
Issues		6,135
Remeasurement (gain)/loss	0	(5,130)
Write-off of deferred costs		0
Settlements		(1,005)
Ending balance	0	0
Cantor Loan
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	0	7,522
Issues		0
Remeasurement (gain)/loss	0	489
Write-off of deferred costs		0
Settlements		(8,011)
Ending balance	$ 0	$ 0